Transition to IFRS 9 and IFRS 15 - IFRS 9: Financial instruments (Details) £ in Millions	Apr. 01, 2018 GBP (£)
Borrowings
Disclosure of comparative information prepared under previous GAAP [line items]
Change in measurement basis under IFRS 9, Financial liabilities	£ (32)
Financial liabilities at amortised cost | Borrowings
Disclosure of comparative information prepared under previous GAAP [line items]
Original carrying amount under IAS 39, Financial liabilities	(570)
Financial liabilities at fair value through profit and loss | Borrowings
Disclosure of comparative information prepared under previous GAAP [line items]
New carrying amount under IFRS 9, Financial liabilities	(602)
Money market funds and fund investments in equities and bonds
Disclosure of comparative information prepared under previous GAAP [line items]
Change in measurement basis under IFRS 9, Financial assets	0
Money market funds and fund investments in equities and bonds | Available-for-sale investments
Disclosure of comparative information prepared under previous GAAP [line items]
Original carrying amount under IAS 39, Financial assets	2,294
Money market funds and fund investments in equities and bonds | Financial assets at FVTPL
Disclosure of comparative information prepared under previous GAAP [line items]
New carrying amount under IFRS 9, Financial assets	2,294
Cash surrender value of life insurance policies and investments in debt securities
Disclosure of comparative information prepared under previous GAAP [line items]
Change in measurement basis under IFRS 9, Financial assets	0
Cash surrender value of life insurance policies and investments in debt securities | Available-for-sale investments
Disclosure of comparative information prepared under previous GAAP [line items]
Original carrying amount under IAS 39, Financial assets	343
Cash surrender value of life insurance policies and investments in debt securities | Financial assets at FVOCI
Disclosure of comparative information prepared under previous GAAP [line items]
New carrying amount under IFRS 9, Financial assets	343
Investments in equity securities
Disclosure of comparative information prepared under previous GAAP [line items]
Change in measurement basis under IFRS 9, Financial assets	0
Investments in equity securities | Available-for-sale investments
Disclosure of comparative information prepared under previous GAAP [line items]
Original carrying amount under IAS 39, Financial assets	84
Investments in equity securities | Financial assets at FVOCI
Disclosure of comparative information prepared under previous GAAP [line items]
New carrying amount under IFRS 9, Financial assets	84
Loans to joint ventures and associates and restricted balances
Disclosure of comparative information prepared under previous GAAP [line items]
Change in measurement basis under IFRS 9, Financial assets	0
Loans to joint ventures and associates and restricted balances | Loans and receivables
Disclosure of comparative information prepared under previous GAAP [line items]
Original carrying amount under IAS 39, Financial assets	872
Loans to joint ventures and associates and restricted balances | Financial assets at amortised cost
Disclosure of comparative information prepared under previous GAAP [line items]
New carrying amount under IFRS 9, Financial assets	£ 872